Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY ADVISOR SERIES VIII
Prospectus Date	rr_ProspectusDate	Aug. 09, 2013
Document Creation Date	dei_DocumentCreationDate	Aug. 08, 2013